S000034697 [Member] Investment Objectives and Goals - iShares MSCI Emerging Markets Asia ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI EMERGING MARKETS ASIA ETF Ticker: EEMAStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities.